Income Tax - Schedule of Net Operating Loss Carryforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Taiwan [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Net operating loss carryforward amount (in Dollars)	$ 32,669
China [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Net operating loss carryforward amount (in Dollars)	$ 1,540
Minimum [Member] | Taiwan [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2025 years
Minimum [Member] | China [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2026 years
Maximum [Member] | Taiwan [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2034 years
Maximum [Member] | China [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2029 years